Subsequent Events	9 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 17 - Subsequent Events

The Company has evaluated subsequent events through the date of issuance of these consolidated financial statements and except for Yi Luo has served as the Company’s Chief Finance Officer since February 1, 2018, no other subsequent events are identified events that would have required adjustment or disclosure in the consolidated financial statements.